Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies.
Commitments and contingencies

18.  Commitments and contingencies

Capital and other commitments

The Company did not have significant capital and other commitments, long-term obligations as of December 31, 2021 other than operating lease as disclosed in Note 13.

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on the consolidated business, financial position, cash flows or results of operations taken as a whole. As of December 31, 2021, the Company is not a party to any material legal or administrative proceedings.